Label	Element	Value
Prospectus Summary | DFA Commodity Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA Commodity Strategy Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the DFA Commodity Strategy Portfolio (the “Portfolio”) is to seek total return consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 36% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The DFA Commodity Strategy Portfolio seeks to achieve its investment objective by generally investing in a universe of allowable commodity-linked derivative instruments and fixed income investment opportunities. The Portfolio gains exposure to commodities markets by investing in derivative instruments, such as structured notes whose principal and/or coupon payments are linked to commodities or commodity indices, in swap agreements, and/or in other commodity-linked instruments (such as futures contracts on individual commodities or commodity indices). The Portfolio may invest up to 25% of its total assets in Dimensional Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Portfolio formed in the Cayman Islands, which has the same investment objective as the Portfolio and has a strategy of investing in derivative instruments, such as commodity-linked swap agreements and other commodity-linked instruments, futures contracts on individual commodities or commodity indices, and options on these instruments. The Portfolio, directly and/or through its investment in the Subsidiary, expects to use such derivatives extensively as part of its investment strategy.

The DFA Commodity Strategy Portfolio will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers having investment grade ratings (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The DFA Commodity Strategy Portfolio’s fixed income securities primarily will mature within five years from the date of settlement, and the Portfolio maintains a weighted average duration of three years or less. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range.

The DFA Commodity Strategy Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may hedge such currency exposure by entering into foreign currency forward contracts. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure, gain market or issuer exposure without owning the underlying securities, or increase the Portfolio’s expected total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The DFA Commodity Strategy Portfolio may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.dimensional.com/us-en/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA Commodity Strategy Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	rr_PerformanceTableHeading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Prospectus Summary | DFA Commodity Strategy Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Prospectus Summary | DFA Commodity Strategy Portfolio | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Summary | DFA Commodity Strategy Portfolio | Market Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and a fund that owns them, to rise or fall.

Prospectus Summary | DFA Commodity Strategy Portfolio | Commodity Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Commodity Risk: The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Prospectus Summary | DFA Commodity Strategy Portfolio | Derivatives Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, foreign currency forward contracts and swaps, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks, including commodity, counterparty, correlation, interest rate, liquidity, market, credit and management risks, as well as the risk of improper valuation. A fund also may use derivatives for leverage. A fund’s use of derivatives, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of a fund’s net asset value), and there can be no assurance that a fund’s use of leverage will be successful. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, or index, and a fund could lose more than the principal amount invested. For example, potential losses from commodity-linked notes or swap agreements can be unlimited. Additional risks are associated with the use of credit default swaps, including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default), and settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty) and liquidity risk (the possible lack of a secondary market for the swap agreement). Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Prospectus Summary | DFA Commodity Strategy Portfolio | Focus Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Focus Risk: A fund may be exposed, from time to time, to the performance of a small number of commodity sectors (e.g., energy, metals or agricultural), which may represent a large portion of a fund. As a result, a fund may be subject to greater volatility than if a fund were more broadly diversified among commodity sectors.

Prospectus Summary | DFA Commodity Strategy Portfolio | Foreign Securities and Currencies Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Prospectus Summary | DFA Commodity Strategy Portfolio | Foreign Government Debt Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Prospectus Summary | DFA Commodity Strategy Portfolio | Interest Rate Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Prospectus Summary | DFA Commodity Strategy Portfolio | Credit Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Credit Risk: Credit risk is the risk that the issuer of a security, or the counterparty to an agreement or contract, including a derivative instrument, such as a credit default swap, may be unable or unwilling to meet its financial obligations. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Prospectus Summary | DFA Commodity Strategy Portfolio | Call Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Prospectus Summary | DFA Commodity Strategy Portfolio | Liquidity Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Certain portfolio holdings, such as commodity-linked derivative instruments and swap agreements, may be difficult or impossible to sell at the time and the price that a fund would like. A Fund may have to lower the price, sell other holdings instead, or forego an investment opportunity. Any of these could have a negative effect on management of a fund or the fund's performance.

Prospectus Summary | DFA Commodity Strategy Portfolio | Subsidiary Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Subsidiary Risk: By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Portfolio wholly owns and controls the Subsidiary, and the Portfolio and the Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. The Board of Directors of DFA Investment Dimensions Group Inc. (the “Fund”) has oversight responsibility for the investment activities of the Portfolio, including its investment in the Subsidiary, and the Portfolio’s role as the sole shareholder of the Subsidiary. The Subsidiary will be subject to investment restrictions and limitations and compliance policies and procedures substantially similar to those imposed on the Portfolio by the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Portfolio. For example, the Cayman Islands currently do not impose any income, corporate, or capital gains tax, estate duty, inheritance tax, gift tax, or withholding tax on the Subsidiary. If Cayman Islands law changes, such that the Subsidiary must pay Cayman Islands taxes, fund shareholders likely would suffer decreased investment returns.

Prospectus Summary | DFA Commodity Strategy Portfolio | Tax Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Tax Risk: The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of a fund from certain commodity-linked derivatives was treated as non-qualifying income, a fund might fail to qualify as a regulated investment company and be subject to federal income tax at a fund level. As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). The Portfolio has obtained private letter rulings from the Internal Revenue Service confirming that the income the Portfolio derives from a form of commodity-linked note and the Subsidiary constitutes qualifying income under the Code. However, the portion of such rulings regarding the treatment of commodity-linked notes held directly by the Portfolio was revoked because of changes in the IRS’s position. Despite the rulings, the Portfolio historically has not invested directly in commodity-linked notes. As a result, the Portfolio may invest in commodity-linked notes only: (a) directly, to the extent that such investments constitute securities under section 2(a)(36) of the 1940 Act (because such securities generate qualifying income to a regulated investment company, such as the Portfolio), (b) directly, to the extent that the Portfolio believes such investments would not prohibit the Portfolio from qualifying as a regulated investment company regardless of the status of the investment as a security under section 2(a)(36) of the 1940 Act, or (c) indirectly, as the Portfolio traditionally has done, through the Subsidiary. If the Portfolio does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Portfolio could fail to qualify as a regulated investment company. In lieu of potential disqualification, the Portfolio is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The Portfolio also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS” section in the Portfolio’s Statement of Additional Information.

Prospectus Summary | DFA Commodity Strategy Portfolio | Leveraging Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Leveraging Risk: Certain transactions that a fund may enter into may give rise to a form of leverage. Such transactions may include, among others, structured notes, swap agreements, futures contracts, and loans of portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause a fund to be more volatile than if the fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities.

Prospectus Summary | DFA Commodity Strategy Portfolio | Regulatory Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk: Governments, agencies, or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or a fund’s performance.

Prospectus Summary | DFA Commodity Strategy Portfolio | Valuation Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk: The lack of an active trading market may make it difficult to obtain an accurate price for a security held by a fund. Many commodity-linked derivative instruments are not actively traded.

Prospectus Summary | DFA Commodity Strategy Portfolio | Securities Lending Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Prospectus Summary | DFA Commodity Strategy Portfolio | Operational Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Prospectus Summary | DFA Commodity Strategy Portfolio | Cyber Security Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Prospectus Summary | DFA Commodity Strategy Portfolio | Bloomberg Commodity Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Commodity Total Return Index
Prospectus Summary | DFA Commodity Strategy Portfolio | Bloomberg Commodity Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.91%)
5 Years	rr_AverageAnnualReturnYear05	7.23%
10 Years	rr_AverageAnnualReturnYear10	(1.11%)
Prospectus Summary | DFA Commodity Strategy Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	103
5 Years	rr_ExpenseExampleYear05	180
10 Years	rr_ExpenseExampleYear10	406
1 Year	rr_ExpenseExampleNoRedemptionYear01	33
3 Years	rr_ExpenseExampleNoRedemptionYear03	103
5 Years	rr_ExpenseExampleNoRedemptionYear05	180
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 406
Annual Return 2014	rr_AnnualReturn2014	(14.62%)
Annual Return 2015	rr_AnnualReturn2015	(23.85%)
Annual Return 2016	rr_AnnualReturn2016	13.77%
Annual Return 2017	rr_AnnualReturn2017	2.73%
Annual Return 2018	rr_AnnualReturn2018	(11.21%)
Annual Return 2019	rr_AnnualReturn2019	7.96%
Annual Return 2020	rr_AnnualReturn2020	(1.78%)
Annual Return 2021	rr_AnnualReturn2021	28.46%
Annual Return 2022	rr_AnnualReturn2022	11.41%
Annual Return 2023	rr_AnnualReturn2023	(9.15%)
Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.62%
Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.51%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.15%)
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	(0.72%)
Prospectus Summary | DFA Commodity Strategy Portfolio | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.07%)
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	(2.86%)
Prospectus Summary | DFA Commodity Strategy Portfolio | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares
1 Year	rr_AverageAnnualReturnYear01	(5.42%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	(1.42%)